Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories (Details) - Schedule of inventories [Line Items]
Inventories total	$ 152	$ 198
Heat Recovery Cabinet [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories total		198
Accessories [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories total	$ 152